Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management contracts Restated $m	Other intangibles Restated $m	Total $m
Cost
At 1 January 2017	370	193	583	71	10	1,227
Additions	—	—	168	—	4	172
Capitalised interest	—	—	6	—	—	6
Disposals	—	—	(14)	—	—	(14)
Exchange and other adjustments	7	—	2	—	(1)	8

At 31 December 2017	377	193	745	71	13	1,399
Acquisition of businesses (note 11)	83	58	0	6	0	147
Additions	0	0	107	0	5	112
Capitalised interest	0	0	5	0	0	5
Disposals	0	0	(72)	0	0	(72)
Exchange and other adjustments	(5)	(1)	(4)	0	0	(10)

At 31 December 2018	455	250	781	77	18	1,581

Amortisation and impairment
At 1 January 2017	(138)	—	(223)	(5)	(3)	(369)
Provided	—	—	(40)	(2)	(1)	(43)
System Fund expense	—	—	(30)	—	—	(30)
Disposals	—	—	14	—	—	14
Exchange and other adjustments	(2)	—	(2)	—	—	(4)

At 31 December 2017	(140)	—	(281)	(7)	(4)	(432)
Provided	0	0	(36)	(3)	(1)	(40)
System Fund expense	0	0	(37)	0	0	(37)
Disposals	0	0	67	0	0	67
Exchange and other adjustments	(2)	0	6	0	0	4

At 31 December 2018	(142)	0	(281)	(10)	(5)	(438)

Net book value
At 31 December 2018	313	250	500	67	13	1,143
At 31 December 2017	237	193	464	64	9	967
At 1 January 2017	232	193	360	66	7	858

Summary of Carrying Value of Goodwill and Indefinite Life Brands Allocated to Cash-generating Units for Impairment Testing

The year-end carrying value of goodwill and indefinite life brands have been allocated to cash-generating units (CGUs) for impairment testing purposes as follows:

	2018		2017
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU
Americas Managed	69	203	63	193
Americas Franchised	37	0	37	—
EMEAA – Europe Managed	29	13	21	—
EMEAA – Europe Franchised	10	0	10	—
EMEAA – rest of region	113	23	106	—
Greater China	7	11	—	—

Allocated to CGUs (including Regent)	265	250	237	193
UK portfolio	48	0	—	—

	313	250	237	193

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests

The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	2018		2017
	Terminal growth rate %	Discount rate %	Terminal growth rate %	Discount rate %
Americas Managed	2.0	10.5	2.0	10.4
Americas Franchised	2.0	9.6	2.0	9.4
EMEAA – Europe Managed	2.0	11.4	2.0	10.8
EMEAA – Europe Franchised	2.0	10.5	2.0	9.8
EMEAA – rest of region	3.5	13.4	3.5	14.1
Greater China	2.5	12.3	2.5	13.6